SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Estimated useful lives of property and equipment (Details)	12 Months Ended
Dec. 31, 2020
Property | Minimum
PROPERTY AND EQUIPMENT, NET
Property and equipment, estimated useful life (in years)	25 years
Property | Maximum
PROPERTY AND EQUIPMENT, NET
Property and equipment, estimated useful life (in years)	46 years
Optical Fibers | Minimum
PROPERTY AND EQUIPMENT, NET
Property and equipment, estimated useful life (in years)	10 years
Optical Fibers | Maximum
PROPERTY AND EQUIPMENT, NET
Property and equipment, estimated useful life (in years)	20 years
Computer and network equipment | Minimum
PROPERTY AND EQUIPMENT, NET
Property and equipment, estimated useful life (in years)	1 year
Computer and network equipment | Maximum
PROPERTY AND EQUIPMENT, NET
Property and equipment, estimated useful life (in years)	10 years
Office equipment | Minimum
PROPERTY AND EQUIPMENT, NET
Property and equipment, estimated useful life (in years)	2 years
Office equipment | Maximum
PROPERTY AND EQUIPMENT, NET
Property and equipment, estimated useful life (in years)	8 years
Motor vehicles | Minimum
PROPERTY AND EQUIPMENT, NET
Property and equipment, estimated useful life (in years)	2 years
Motor vehicles | Maximum
PROPERTY AND EQUIPMENT, NET
Property and equipment, estimated useful life (in years)	8 years